Dividends (Tables)	6 Months Ended
Sep. 30, 2023
Subclassifications of assets, liabilities and equities [abstract]
Schedule of dividends

	Pence per share	Cash dividend paid £m	Scrip dividend £m
Ordinary dividends
Final dividend in respect of the year ended 31 March 2023	37.60	1,325	56
Interim dividend in respect of the year ended 31 March 2023	17.84	488	163
Final dividend in respect of the year ended 31 March 2022	33.76	1,119	114